OPTIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 31, 2021 USD ($)	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)
Unrecognized future balance to be expensed over the term of the options | $	$ 94,928		$ 132,610
Options issued	30,000		41,250
Number of options exercisable			6,081,250
Stock-based compensation | $	$ 49,337	$ 48,703	$ 194,926	$ 209,437
Exercise price			0.64
Option vesting description	The options vest in equal annual installments over a five year period with the first 20% vested when the options are granted.
Three Consultant [Member]
Options issued			30,000
Three independent directors [Member]
Options issued			11,250
Computed volatility			201.00%
Risk-free interest rate			2.00%
Expected dividend yield			0.00%
Stock measurement price			0.68
Options issuance description			The options are expensed over a five-year period with 20% upon issuance and 20% for the first and each subsequent year.
Fair value of stock option | $			$ 27,190
Option vested year			ten years
December 12, 2019 [Member]
Options issued			336,250
Exercise price			0.59
Fair value of the option | $			$ 132,673
Computed volatility			207.00%
Risk-free interest rate			2.00%
Expected dividend yield			0.00%
Stock measurement price			0.39
Options issuance description			20% upon issuance and 20% for the first and each subsequent year.
Cogent [Member]
Options issued	41,250
Exercise price	0.64
Fair value of the option | $	$ 27,190
Computed volatility	201.22%
Risk-free interest rate	2.00%
Expected dividend yield	0.00%
Stock measurement price			0.64
Options issuance description	20% upon issuance and 20% for the first and each subsequent year.